Income Taxes - Schedule of Net Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes - Schedule of Net Loss (Details) [Line Items]
Net Loss	$ (6,660,038)	$ (47,547,768)
Domestic [Member]
Income Taxes - Schedule of Net Loss (Details) [Line Items]
Net Loss	(4,168,630)	(41,380,390)
Foreign [Member]
Income Taxes - Schedule of Net Loss (Details) [Line Items]
Net Loss	$ (2,491,408)	$ (6,167,378)